Segment Reporting (Details)	12 Months Ended
Mar. 31, 2026 Segment
Segment Reporting [Line Items]
Number of reportable segments	2
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Operating Officer
Segment profit (loss) description	The Company’s CODM uses net income (loss) to measure segment profit or loss and assesses performance against expectations to make resource allocation decisions.
CODM description	The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance.